Transferred financial assets that are not derecognized in their entirety (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets	$ 48,989	$ 52,933
Carrying amount of associated liabilities recognized on balance sheet	29,144	31,278
Financial assets at fair value held for trading that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets	38,532	44,524
Carrying amount of associated liabilities recognized on balance sheet	19,690	23,374
Financial assets at fair value not held for trading that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets	2,566	2,110
Carrying amount of associated liabilities recognized on balance sheet	2,012	1,976
Debt securities classified as Other financial assets measured at amortized cost that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets	7,891	6,299
Carrying amount of associated liabilities recognized on balance sheet	$ 7,442	$ 5,928